AMERICAN PENSION INVESTORS TRUST
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (434) 846-1361
                                 (800) 544-6060



                      STATEMENT OF ADDITIONAL INFORMATION

                                October 1, 2005

     This Statement of Additional Information (the "SAI") sets forth information regarding American Pension Investors Trust ("API Trust," or, the "Trust") and five of its series: the API Efficient Frontier Growth Fund (the "Growth Fund"), the API Efficient Frontier Capital Income Fund (the "Capital Income Fund"), the API Efficient Frontier Multiple Index Fund (the "Multiple Index Fund"), the API Efficient Frontier Income Fund (the "Income Fund") and the API Efficient Frontier Value Fund (the "Value Fund") (each a "Fund" and collectively the "Funds"). This SAI is not a prospectus. It should be read in conjunction with the current prospectuses of the Funds, dated October 1, 2005, as they may be supplemented or revised from time to time. Yorktown Management & Research Company, Inc. (the "Adviser") is the investment adviser and administrator of each Fund; Unified Financial Securities, Inc. (the "Distributor") is the distributor of each Fund.

                ------------------------------------------------

     This SAI is incorporated by reference into the Funds' prospectuses; in other words, this SAI is legally part of the Funds' prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds.

     You may obtain, without charge, the current prospectuses, SAI, annual report, and semiannual report of the Funds by contacting the Trust at:

                                    API Trust
                              2303 Yorktown Avenue
                               Lynchburg, VA 24501
                                 (800) 544-6060

      Current prospectuses:

      o      Advisor Class shares (All Funds)

      o      Class C shares (All Funds)

      o      Class D shares (Capital Income Fund only)

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                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

General......................................................................3

Fundamental Investment Restrictions..........................................4

Non-Fundamental Investment Restrictions .....................................7

Investment Policies and Risks................................................8

Management of the Trust.....................................................19

Principal Securities Holders................................................26

Investment Advisor and Advisory Agreement...................................26

Additional Information about the Portfolio Managers.........................28

Other Service Providers.....................................................29

Distribution of Fund Shares.................................................30

Portfolio Transactions......................................................33

Capital Stock and Dividends.................................................35

Pricing and Additional Purchase and Exchange Information....................37

Taxation....................................................................38

Other Information...........................................................43



APPENDIX A   Proxy Voting Policies and Procedures..........................A-1
APPENDIX B  Description of Commercial Paper and Bond Ratings...............B-1
APPENDIX C  Hedging Strategies.............................................C-1

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                                     GENERAL

     The Trust was organized as a Massachusetts business trust in January 1985 under the name American Pension Investors Trust, and it is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

     Each Fund is a separate investment portfolio or series of the Trust. Each Fund currently offers at least two classes of shares. The Class C shares have no front-end sales charge, a deferred sales charge of 1.00% if shares are redeemed within one (1) year after purchase, and a distribution and service (i.e., 12b-1) fee. The Advisor Class shares have no front-end sales charge, distribution (i.e., 12b-1) fee, or deferred sales charge. Advisor Class shares are only available to certain investors. The Capital Income Fund offers Class D shares for purchase only by investors of that Fund on July 1, 2004 who remain invested in that Fund. The Class D shares have no front-end sales charge, a deferred sales charge of 1.50% if shares are redeemed within five (5) years after purchase, and a distribution and service (i.e., 12b-1) fee. Each class of shares is substantially the same, as they all represent interests in the same portfolio of securities and differ only to the extent that they bear different sales charges and expenses.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series and separate classes. Shares of each Fund, when issued, are fully paid, non-assessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and non-cumulative voting rights. The shares of each series of the Trust will be voted separately except when an aggregate vote of all series is required by the 1940 Act.

     The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16 of the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose. The Trust's Board of Trustees (the "Board") is required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

     The investment objective of a Fund may not be changed without the affirmative vote of a majority of the Fund's "outstanding voting securities," as defined in the 1940 Act. Certain other investment restrictions that apply to a Fund may not be changed without shareholder approval, as indicated below. All other investment policies and restrictions, unless otherwise indicated, may be changed by the Board without shareholder approval. The following information supplements the discussion of each Fund's investment objective and policies found in the applicable prospectus.

     Whenever an investment policy or restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Fund's acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund's net or total assets will not cause the Fund to violate a percentage limitation, except for those relating to borrowing or illiquid securities. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Fund to violate a quality standard.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and, like the Funds' investment objectives, may not be changed with respect to a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders' meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person or by proxy.

ALL FUNDS

     A Fund will not as a matter of fundamental policy:

     1 Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the value of the Fund's total assets (50% of the Value Fund's total assets) may be invested without regard to this limitation and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") or to securities issued by other open-end investment companies;

     2. Purchase any security if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (a) the Multiple Index Fund will invest at least 25% of its total assets in securities issued by other open-end investment companies, and (b) this limitation does not apply to U.S. Government securities;

     3. Purchase or sell real estate (including, with respect to the Value Fund, real estate limited partnerships); except that the Growth Fund and the Capital Income Fund may invest in the securities of companies whose business involves the purchase or sale of real estate;

     4. Purchase or sell commodities or commodity contracts including futures contracts, except that all Funds other than the Growth Fund and the Capital Income Fund may purchase or sell interest rate, stock index and foreign currency futures contracts and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on foreign currencies for hedging purposes; or

     5. Make loans, except when (a) purchasing a portion of an issue of debt securities; (b) engaging in repurchase agreements; or (c) engaging in securities loan transactions limited to one-third of the Fund's total assets (5% of the Fund's total assets with respect to the Growth Fund and the Capital Income
Fund).

     For purposes of Item 2, above, relating to industry concentration, the Funds do not treat investments in securities of other investment companies as subject to the industry concentration restrictions.

GROWTH FUND AND CAPITAL INCOME FUND

     The following additional fundamental investment restrictions apply only to the Growth Fund and the Capital Income Fund. Neither Fund may:

     1. Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, except U.S. Government securities or securities issued by open-end investment companies and index securities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor issuer or unconditional guarantor of such issuer);

     2. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;

     3. Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of purchases of portfolio securities;

     4. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of the Fund's total assets (valued at cost) or 5% of its total assets (valued at market) and, in any event, only if immediately thereafter there is asset coverage of at least 300%;

     5. Invest in puts, calls, straddles, spreads, or any combinations thereof, except that a Fund may write covered call options as described below;

     6. Mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (4) above and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed 15% of the Fund's assets (valued at cost), or 10% of its net assets (valued at market);

    7.    Underwrite securities issued by other persons;

    8.    Invest in issuers for the purpose of exercising management or control;

    9. Purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, the officers or Trustees of the Trust and the officers and directors of the Adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities;

    10. Issue securities or other obligations senior to the Fund's shares of beneficial interest;

     11. Purchase any securities that would cause more than 2% of the value of the Fund's total assets at the time of such purchase to be invested in warrants that are not listed on the New York Stock or American Stock Exchanges, or more than 5% of the value of its total assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; or

     12. Purchase any security if, as a result of such purchase, more than 10% of the value of the Fund's total assets would be invested in illiquid securities (including repurchase agreements and time deposits maturing in more than seven days) or foreign securities which are not publicly traded in the United States.

MULTIPLE INDEX FUND AND INCOME FUND

     The following additional fundamental investment restrictions apply only to the Multiple Index Fund and the Income Fund. Neither Fund may:

     1.   Borrow money, except to the extent permitted under the 1940 Act;

     2. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

     3. Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and to issue additional classes of securities that the Board may establish, provided that the Fund's use of options, futures contracts and options thereon, and currency-related contracts will not be deemed senior securities for this purpose.

     For purposes of item 1 above, the 1940 Act permits a fund to borrow money from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300 percent for all borrowings, and provided further that in the event such asset coverage should fall below 300 percent, the fund will, within three days thereafter, reduce the amount of borrowings so that the asset coverage is at least 300 percent.

VALUE FUND

     The following additional fundamental investment restrictions apply only to the Value Fund. The Value Fund may not:

     1. Borrow money, except (a) from a bank in an amount not in excess of one-third of the Fund's net assets or, (b) by engaging in reverse repurchase agreements;

     2. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

     3. Issue senior securities, except as permitted by the 1940 Act and provided that the Fund's use of options, futures contracts and options thereon and currency-related contracts will not be deemed senior securities for this purpose.

                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment limitations may be changed for any Fund by the vote of the Board and without shareholder approval.

ALL FUNDS

     No Fund may purchase or otherwise acquire the securities of any investment company (except in connection with a merger, consolidation or acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

     In addition, the open-end and closed-end investment companies and, for all Funds except Multiple Index Fund, unit investment trusts, in which a Fund invests (the "underlying funds") may, but need not, have the same investment objective, policies or limitations as the Fund. Although the Funds may, from time to time, invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Adviser will determine whether such investments are consistent with the investment objective and policies of each particular Fund.

MULTIPLE INDEX FUND AND INCOME FUND

     Neither the Multiple Index Fund nor Income Fund may:

     1. Invest more than 15% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

     2. Make short sales of securities or purchase securities on margin, except (a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities and (b) in connection with the Fund's use of options, futures contracts and options on future contracts; or

     3. Borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets, provided the Fund may not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

VALUE FUND

     The Value Fund may not:

     1. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days; or

     2. Make short sales of securities or purchase securities on margin, except (a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities, (b) in connection with the Fund's use of options, futures contracts and options on future contracts and (c) the Fund may sell short "against the "box."

                          INVESTMENT POLICIES AND RISKS

     The following supplements the information contained in the prospectuses concerning the Funds' investment policies and risks.

GROWTH FUND, CAPITAL INCOME FUND AND MULTIPLE INDEX FUND

     The Growth Fund and Capital Income Fund may invest up to 35% of their respective total assets directly in equity and debt securities of U.S. issuers. The Multiple Index Fund may invest up to 20% of its total assets directly in equity and debt securities of U.S. issuers.

MULTIPLE INDEX FUND AND INCOME FUND

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund will maintain with its custodian in a segregated account cash, U.S. Government securities or other liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

VALUE FUND

     NON-DIVERSIFIED STATUS. The Value Fund is "non-diversified," as that term is defined in the 1940 Act, but intends to continue to qualify as a regulated investment company for federal income tax purposes (a "RIC"). This means, in general, that more than 5% of the value of the Fund's total assets may be invested in securities of any one issuer, but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of the Fund's total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. To the extent that the Fund's portfolio at times will consist of the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Fund will at such times be subject to greater risk with respect to its portfolio securities than an investment company that invests in a broader range and number of securities, in that changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the Fund's total return and the price of the Fund's shares.

ALL FUNDS

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with U.S. banks and dealers secured by U.S. Government securities. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying security prior to its repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to is, in effect, secured by such security. If the value of such security is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Multiple Index Fund and Income Fund intends to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.

     BANK OBLIGATIONS. Each Fund may invest in instruments (including certificates of deposit and bankers' acceptances) of U.S. banks and savings associations that are insured by the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. To the extent a Fund invests more than $100,000 in a single bank or savings and loan association, the investment is not protected by federal insurance. The underlying funds may invest in similar instruments.

     COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic issuers that, at the time of investment, are (i) rated "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or (iii) securities that, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. See Appendix B to this SAI for more information on ratings assigned to commercial paper. The underlying funds may invest in similar instruments.

     ILLIQUID SECURITIES. Each Fund may invest in illiquid securities either directly or indirectly through underlying funds. A Fund or an underlying open-end fund may invest up to 15% of its net assets in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. An underlying closed-end fund may invest without limit in such securities. A considerable period may elapse between a decision to sell such securities and the time when such securities can be sold. If, during such a period, adverse market conditions were to develop, a Fund or an underlying fund might obtain a less favorable price than prevailed when it decided to sell.

     SHORT SALES. Each Fund may invest in underlying funds that sell securities short. In a short sale, the underlying fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the underlying fund. Until the securities are replaced, the underlying fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the underlying fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     An underlying fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the underlying fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral (1) equals the current market value of the securities sold short and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

     An underlying fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. A short sale of a security involves the risk of a theoretically unlimited increase in the market price of the security, which could result in an underlying funds in ability to cover the short position or a theoretically unlimited loss for the underlying fund. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

     In addition, the Value Fund and certain underlying funds may engage in short sales "against the box." A short sale is "against the box" if at all times when the short position is open the Fund or underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The Value Fund will not engage in short sales involving securities it does not own or have the right to acquire.

     LENDING OF PORTFOLIO SECURITIES. Each Fund may lend a portion of its portfolio securities constituting up to 5% (25% in the case of the Value Fund) of its net assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities and maintained with the Fund's custodian while portfolio securities are on loan and
(2) the borrower pays the Fund an amount equivalent to any dividends or interest received on such securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although a Fund does not have the right to vote securities on loan, the Fund could terminate the loan and regain the right to vote if the vote was considered important. Any underlying fund also may lend its portfolio securities pursuant to similar conditions in an amount not in excess of one-third of its total assets. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In order to minimize these risks, each Fund will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Fund will receive from the borrower justifies the risk.

     FOREIGN SECURITIES. Each Fund, except the Income Fund, may invest directly or indirectly through an investment in an underlying fund in foreign securities including common stocks, preferred stock and common stock equivalents issued by foreign companies. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulation to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments. These risks often are heightened to the extent an underlying fund invests in issuers located in emerging markets or a limited number of countries.

     Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficient and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the New York Stock Exchange ("NYSE") is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to the Funds.

     Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions. The costs attributable to foreign investing that an underlying fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

     Investment income and gains realized on foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

     The Value Fund may invest in foreign equity or debt securities directly or through the use of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other similar securities convertible into securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. EDRs are receipts typically issued by a European bank evidencing ownership of the underlying foreign securities. To the extent an ADR or EDR is issued by a bank unaffiliated with the foreign company issuer of the underlying security, the bank has no obligation to disclose material information about the foreign company issuer. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations and Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Growth Fund, Capital Income Fund and Multiple Index Fund each seeks to achieve its investment objective by investing in shares of underlying funds and may invest up to 25% of its total assets in any one underlying fund. The Value Fund and Income Fund may each invest up to 35% of its total assets in securities of underlying funds. Each of these Funds may invest in shares of the same underlying fund; however, the percentage of each Fund's assets so invested may vary and the Funds and their affiliates may not hold more than 3% of an underlying fund's shares. If a Fund holds more than 1% of the shares of an open-end fund, that underlying fund will be obligated to redeem only 1% of those shares during any period of less than 30 days. Any shares of an open-end fund held by a Fund in excess of 1% of the open-end fund's outstanding shares, therefore, will be considered not readily marketable securities that, together with other such securities, may not exceed 10% of the Fund's net assets.

     The underlying funds in which the Funds invest may include new funds and funds with limited operating history. Underlying funds may, but need not, have the same investment objectives, policies and limitations as the Funds. For example, although a Fund will not borrow money for investment purposes, it may invest all of its assets in underlying funds that borrow money for investment purposes (i.e., engage in the speculative activity of leveraging) or invest up to 25% of its total assets in any one such underlying fund.

     If an underlying fund submits a matter to shareholders for vote, each Fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities. The Funds may not purchase shares of investment companies that are not registered with the SEC. Each Fund intends only to invest in underlying funds that intend to qualify for treatment as RICs. If an underlying fund fails to qualify for that treatment, it will be subject to federal income tax and may adversely affect an investing Fund's ability to qualify for that treatment. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC.

     OPEN-END FUNDS. Each Fund may purchase shares of open-end funds that impose a front-end sales load ("Load Fund Shares") and shares of open-end funds that do not impose a front-end sales load. An open-end fund is currently permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD") to impose front-end sales loads as high as 8.5% of the public offering price (9.29% of the net amount invested), provided that it does not also impose an asset-based sales charge. The Adviser anticipates, however, investing substantially all of each Fund's assets in funds that impose no front-end sales load or impose a front-end sales load of no more than 3% of the public offering price of the shares. Fund purchases may often qualify for so-called quantity discounts whereby a lower front-end sales load is applied to purchases of, for example, $50,000 or more. Additionally, where possible, the Adviser will seek to reduce the front-end sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting it to obtain reduced front-end sales loads by aggregating its intended purchases over time; (ii) rights of accumulation, permitting it to obtain reduced front-end sales loads as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced front-end sales loads by aggregating its purchases of several funds within a family of mutual funds. In addition to any front-end sales load imposed by an open-end fund, the open-end fund may be subject to annual distribution and service fees of up to 1.00% of the fund's average daily net assets.

     Each Fund also may purchase shares of open-end funds that impose contingent deferred sales charges ("CDSC") or redemption fees. In the event that a Fund purchases and then redeems its investment in an underlying fund on a short-term basis, the Fund may pay a CDSC or redemption fee.

     Although open-end fund shares are redeemable by a Fund upon demand to the issuer, under certain circumstances, an open-end fund may determine to make a payment for redemption of its shares to the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an open-end fund until the Adviser determines that it is appropriate to dispose of such securities. Such disposition generally will entail additional costs to the Fund.

     CLOSED-END FUNDS. The Funds may purchase shares of closed-end funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the American Stock Exchange or the Nasdaq Stock Market ("Nasdaq") or, in some cases, may be traded in other over-the-counter ("OTC") markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

     The Funds generally will purchase shares of closed-end funds only in the secondary market. Each Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of equity securities in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

     The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares' trading at a discount to their net asset value.

     Each Fund may invest in shares of closed-end funds that are trading at a discount or a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

     A closed-end fund may issue senior securities (including preferred stock and debt obligations) or borrow money for the purpose, and with the effect, of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure. The Funds will only invest in common shares of closed-end funds and will not invest in any senior securities issued by closed-end funds.

     INDEX SECURITIES AND ENHANCED INDEX PRODUCTS. Each Fund may invest in Index Securities and Enhanced Index Products. Index Securities, including exchange traded funds such as Standard & Poor's Depositary Receipts(TM), iShares MSCI funds(TM), or iShares Lehman Aggregate Bond Fund(TM), represent interests in a portfolio of common stocks or fixed income securities designed to outperform the price and dividend yield performance of a broad-based equity or fixed income securities index, such as the Standard & Poor's 500 Composite Stock Price Index or the Lehman Brothers U.S. Aggregate Index. Index Securities are traded on an exchange like shares of common stock. The value of an Index Security fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index they track. Index Securities are subject to the risks of an investment in a broad-based portfolio of common stocks. Index Securities are considered investments in other investment companies.

     Enhanced Index Products represent a portfolio of leveraged instruments, including equity index swaps, short sales, futures and options contracts, and stock indices, that engage in strategies such as short sales of securities in an effort to achieve investment results that will outperform the performance of a specific securities index or benchmark on a daily basis. Such benchmarks generally consist of a percentage return above or below that of a recognized securities index, such as 200% of the performance of the S&P 500 Index, NASDAQ 500 Index, or other such index, or 200% of the inverse (opposite) performance of such indices If the Enhanced Index Product meets its objective, the value of its shares will tend to increase or decrease on a daily basis by 200% of the value of any increase in the underlying index, depending on whether the underlying index is based on inverse performance. When the value of the underlying index declines, the value of the Enhanced Index Fund's shares should also decrease or increase on a daily basis by a percentage of the value of any decrease in the underlying index.

     Enhanced Index Products are subject to the risk that the manager may not be able to cause the Enhanced Index Product's performance to match or exceed that of the Enhanced Index Product's benchmark on a daily basis. In addition, because the Enhanced Index Product is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Enhanced Index Product from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Enhanced Index Product's performance to be less than expected .

     To the  extent  that an Index  Security  or  Enhanced  Index  Product is an investment company, investors in the Funds will bear not only their proportionate share of the expenses of a Fund (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the Index Security or Enhanced Index Product.

     LEVERAGE.  The  Funds  may  engage  in  leverage  directly  or  indirectly.
Leveraging by a Fund may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest and related costs that may or may not be recovered by appreciation of the securities purchased. A Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. There can be no certainty that a Fund will be able to borrow money when the Adviser seeks to do so or that it will be able to do so on advantageous terms.

     WARRANTS. Each Fund, except the Income Fund, may invest directly or indirectly through an investment in an underlying fund in warrants. Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. A Fund may invest in publicly traded warrants only. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and a Fund's investment in them will be lost. A Fund may not invest more than 5% of its net assets in warrants.

     CONVERTIBLE SECURITIES. Each Fund, except the Income Fund, may invest directly or indirectly through an investment in an underlying fund in a convertible security, which is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

     The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     DEBT SECURITIES. The Income Fund may invest in debt securities rated at least investment grade ("BBB" and above/ "Baa" and above) by S&P or Moody's. The Growth Fund and the Capital Income Fund may invest up to 35% and the Multiple Index Fund may invest up to 20% of their respective total assets in such debt securities. In addition, the underlying funds may invest in debt securities rated at least investment grade or below. Investment grade debt securities are those that at the time of purchase have been assigned one of the four highest ratings by S&P or Moody's or, if unrated, are determined by the underlying fund's investment adviser to be of comparable quality. This includes debt securities rated "BBB" by S&P or "Baa" by Moody's. Moody's considers securities rated "Baa" to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below investment grade (commonly referred to as "junk bonds"), which include debt securities rated "BB," "B," "CCC" and "CC" by S&P and "Ba," "B," "Caa," "Ca" and "C" by Moody's, are deemed by these agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Debt securities rated lower than "B" may include securities that are in default or face the risk of default with respect to principal or interest.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality and are not a guarantee of quality. Subsequent to its purchase by an underlying fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that fund. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. The ratings of S&P and Moody's are described in detail in Appendix C of this SAI.

     Lower rated debt securities generally offer a higher current yield than that available from higher grade issues. However, lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.

     Accordingly, the yield on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. The market for lower rated debt securities may be thinner and less active than that for higher quality securities, which may limit an underlying fund's ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

     The Income Fund and an underlying fund may invest in zero coupon securities and payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on the zero coupon securities, and the "interest" on payment-in-kind securities, must be included in the Fund's or the underlying fund's income. Accordingly, to continue to qualify for tax treatment as a RIC and to avoid a certain excise tax, these funds may be required to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. These distributions must be made from a fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

     HEDGING STRATEGIES. Each Fund, except the Income Fund, may engage directly or indirectly through an investment in an underlying fund in certain hedging strategies involving options, futures and forward currency exchange contracts. A Fund may also hedge currency risks associated with investments in foreign securities and in particular may hedge its portfolio through the use of forward foreign currency contracts. The objective of a hedging strategy is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security, stock index, futures contract, or currency. A Fund's ability to use options, futures and forward foreign currency contracts may be limited by market conditions, regulatory limits and tax considerations. These hedging strategies are described in detail in Appendix C of this SAI.

     There are transactional costs connected with using hedging strategies. Where required under the 1940 Act, the Trust will segregate assets used in connection with hedging strategies. In addition, the use of hedging strategies involves certain special risks, including (1) imperfect correlation between the hedging instruments and the securities or market sectors being hedged; (2) the possible lack of a liquid secondary market for closing out a particular instrument; (3) the need for additional skills and techniques beyond normal portfolio management; (4) the possibility of losses resulting from market movements not anticipated by the Adviser; and (5) possible impediments to effective portfolio management because of the percentage of the Fund's assets segregated to cover its obligations.

     FOREIGN CURRENCY TRANSACTIONS. Each Fund, except the Income Fund, may either directly or indirectly through an investment in an underlying fund use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. When the Fund purchases or sells a security denominated in a foreign currency, it may be required to settle the purchase transaction in the relevant foreign currency or to receive the proceeds of the sale in the relevant foreign currency. In either event, the Fund will be obligated to acquire or dispose of the foreign currency by selling or buying an equivalent amount of U.S. dollars. To effect the conversion of the amount of foreign currency involved in the purchase or sale of a foreign security, the Fund may purchase or sell such foreign currency on a "spot" (i.e., cash) basis.

     In connection with its portfolio transactions in securities traded in the foreign currency, a Fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period. These foreign currency transactions are described in detail in Appendix C of this SAI.

                             MANAGEMENT OF THE TRUST

     TRUSTEES AND OFFICERS. The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The names and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The address of each Trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501. A Trustee who is considered an "interested person," as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a Fund, and the principal underwriter, and officers of the Trust, are noted.


------------------------------------------------------------------------------------------------------------
                                                                                                 OTHER
                                                                                            DIRECTORSHIPS BY
                          POSITION(S)      NUMBER OF                                         TRUSTEES AND
                           HELD WITH       FUNDS IN                                         NUMBER OF FUNDS
                           TRUST AND       COMPANY     PRINCIPAL OCCUPATION(S) DURING THE     IN THE COMPLEX
 NAME, ADDRESS AND AGE     TENURE(*)       OVERSEEN               THE PAST 5 YEARS              OVERSEEN
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------
David D. Basten (1)       President,          5        President and Director,              None
                          Portfolio                    Yorktown Management & Research
                          Manager,                     Company, Inc.; President and
Age 54                    and Trustee                  Director, Yorktown
                          since 1985                   Distributors, Inc.; Vice
                                                       President, The Travel Center of
                                                       Virginia, Inc.; Partner, The
                                                       Rivermont Company (real
                                                       estate), Partner, Downtown
                                                       Enterprises (real estate. He is
                                                       the brother of Louis B. Basten,
                                                       III.

------------------------------------------------------------------------------------------------------------
Louis B. Basten, III (1)  Secretary/Treasurer 5        Secretary/Treasurer and              None
                          and Trustee                  Director, Yorktown Management &
                          since 1993                   Research Company, Inc.;
Age 62                                                 Secretary/Treasurer and
                                                       Director, Yorktown
                                                       Distributors, Inc.; President,
                                                       Mid-State Insurance;
                                                       Secretary/Treasurer, The Travel
                                                       Center of Virginia, Inc.;
                                                       Managing Partner, The Rivermont
                                                       Company (real estate). He is
                                                       the brother of David D. Basten.

------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------
Mark A Borel              Trustee             5        President, Borel Construction        None
                          since 1985                   Company, Inc.; President, Borel
                                                       Properties (real estate);
Age 53                                                 President, Borel Associates
                                                       (real estate); Partner, James
                                                       Riviera, L.L.C. (real estate);
                                                       President, MOBOWAD, Inc. (real
                                                       estate); Partner, New London
                                                       Development Company (real
                                                       estate); Vice-President, Winnbo
                                                       Electric (electrical
                                                       contractor); Partner, HAB,
                                                       L.L.C. (real estate);
                                                       President, JAMBO International
                                                       (commercial real estate);
                                                       Partner, City Place, LLC
                                                       (commercial real estate);
                                                       Partner, JAMBORITA, LLC
                                                       (commercial real estate).

------------------------------------------------------------------------------------------------------------
Stephen B. Cox            Trustee             5         Sole Proprietor, Legacy Logging;    None
                          since 1995                    Vice President, Healing Harvest
                                                        Forest Foundation (non-profit).
Age 57

------------------------------------------------------------------------------------------------------------
G. Edgar Dawson, III      Trustee             5        Shareholder, Officer and             None
                          since 1995                   Director, Petty, Livingston,
                                                       Dawson, & Richards, P.C. (law
Age 49                                                 firm).

------------------------------------------------------------------------------------------------------------
Wayne C. Johnson          Trustee             5        Vice President of Operations,        None
                          since 1988                   C.B. Fleet Company, Inc.
                                                       (pharmaceuticals); prior to
Age 52                                                 January 2003, he was Director of
                                                       Operations at the same company.

------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                                                 OTHER
                                                                                            DIRECTORSHIPS BY
                          POSITION(S)      NUMBER OF                                         TRUSTEES AND
                           HELD WITH       FUNDS IN                                         NUMBER OF FUNDS
                           TRUST AND       COMPANY     PRINCIPAL OCCUPATION(S) DURING THE     IN THE COMPLEX
 NAME, ADDRESS AND AGE     TENURE(*)       OVERSEEN               THE PAST 5 YEARS              OVERSEEN
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------
                          Chief Compliance
                          Officer
------------------------------------------------------------------------------------------------------------
Charles D. Foster         Chief               N/A      Chief Financial Officer,             N/A
                          Financial                    Yorktown Management & Research
                          Officer                      Company, Inc.; Chief Financial
Age 45                    since 1988                   Officer, Yorktown Distributors,
                                                       Inc.

------------------------------------------------------------------------------------------------------------
M. Dennis Stratton        Controller          N/A      Controller, Yorktown Management      N/A
                          since 1989                   & Research Company, Inc.;
                                                       Controller, Yorktown
Age 42                                                 Distributors, Inc.

------------------------------------------------------------------------------------------------------------


     (1) Mr. David Basten and Mr. Louis Basten are considered to be "interested persons" (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust's investment adviser or its affiliated entities and as officers of the Trust.

     (*) Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board.

     The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2004:


---------------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY    INTERESTED                          INDEPENDENT TRUSTEES:
SECURITIES OWNED:         TRUSTEES:

---------------------------------------------------------------------------------------------------------------------------

                          David D.          Louis B. Basten   Mark A. Borel    Stephen B. Cox    G. Edward        Wayne C.
                          Basten                                                                 Dawson, III      Johnson
---------------------------------------------------------------------------------------------------------------------------

Growth Fund               Over $100,000     Over $100,000     $1-10,000        $1-$10,000        $1-$10,000       $1-10,000
Capital Income Fund       $50,001-$100,000  -                 $1-10,000        -                 $10,001-50,000   -
Value Fund                Over $100,000     $50,001-$100,000  $1-10,000        $1-$10,000        $10,001-50,000   -
Multiple Index Fund       Over 100,000      Over $100,000     $1-10,000        $1-$10,000        $10,001-50,000   -
Income Fund               $1-10,000         -                 -                -                 $10,001-50,000
---------------------------------------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE    Over $100,000     Over $100,000     $10,001-50,000   $1-$10,000        $50,001-         $1-10,000
OF EQUITY SECURITIES IN                                                                          100,000
THE FUNDS
---------------------------------------------------------------------------------------------------------------------------

     The Trust has an Audit Committee, consisting of Messrs. Borel, Cox, Dawson and Johnson. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the

Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the last fiscal year.

     The Trust also has a Nominating Committee, consisting of Messrs. Borel, Cox, Dawson and Johnson, each of who is an independent member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and to communicate with management on those issues. The Nominating Committee does not have a policy on shareholder nominations. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee met did not meet during the last fiscal year.

     Because the Adviser performs substantially all of the services necessary for the operation of the Trust and the Funds, the Trust requires no employees. No officer, Trustee or employee of the Adviser currently receives any compensation from the Trust for acting as a Trustee or officer.

     The Trust pays each Trustee who is not an "interested person" of the Trust $1,200 for his attendance at each meeting of the Board. There are no pension or retirement benefits accrued as part of the Trust's expenses and there are no estimated annual benefits to be paid upon retirement. The following table shows the fees paid to the Trustees during the fiscal year ended May 31, 2005, for their services to the Trust.



                                     TOTAL COMPENSATION PAID
                                     TO TRUSTEES FOR FISCAL
             TRUSTEE                 YEAR ENDED 5/31/05
             -------                 ------------------

             INTERESTED TRUSTEES:
             David D. Basten                 $ 0
             Louis B. Basten III             $ 0

             INDEPENDENT TRUSTEES:
             Mark A. Borel                 $4,800
             Stephen B. Cox                $4,800
             G. Edgar Dawson III           $4,800
             Wayne C. Johnson              $4,800


     APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS. The Board of Trustees, including the Independent Trustees, approved an investment advisory agreement (each, an "Advisory Agreement") with respect to each Fund at a meeting held on September 27, 2004. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided to the Funds by the Adviser and its affiliates; (2) the Adviser's research and investment process, personnel and operations; (3) the Adviser's financial condition; (4) the level of each Fund's management fee; (5) the anticipated effect of growth and size on each Fund's performance and expenses, where applicable; (6) the Adviser's estimated profitability under the Advisory Agreement; (7) the performance of comparable Funds managed by the

Adviser as compared to a selected peer group and an appropriate benchmark; (8) "fall-out" benefits to the Adviser and its affiliates (I.E., ancillary benefits to be realized by the Adviser or its affiliates from the Adviser's relationship with the Trust); and (9) possible conflicts of interest. In considering each Advisory Agreement, the Board did not identify any single factor or information as all-important or controlling.

     In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis for each Fund of how performance of the comparable Funds and fees for each Fund compare to its selected peer group and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board's responsibilities.

     The Board, in examining the nature and quality of the services to be provided by the Adviser to the Funds, recognized the Adviser's experience in serving as an investment manager and noted that the Adviser has served in that capacity for the Funds for 20 years. The Board noted the responsibilities that the Adviser has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Adviser's investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. In considering the Adviser's financial condition, the Board reviewed the company's financial statements .

     The Board considered the fees payable under each Advisory Agreement. In this connection, the Board evaluated the Adviser's anticipated costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each fund's fee. In comparing each Fund's management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser to each Fund.

     The Board also considered the performance of comparable funds. In evaluating such information, the Board considered whether the Adviser's management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. The Board also considered that the Funds invest in underlying funds and that the Funds will bear the fees of such funds.

     The Board also noted that the Adviser serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust's audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

     Based on these considerations, the Board concluded that: (1) the Funds were likely to benefit from the nature and quality of the Adviser's services based on its investment process, experience, personnel and operations; (2) the Adviser has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Adviser's compensation with respect to each Fund is fair and reasonable; (4) the performance for the comparable Funds managed by the Adviser was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Adviser or its affiliates from the Adviser's relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund.

     POLICIES CONCERNING PERSONAL INVESTMENT ACTIVITIES. The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permits investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

     The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

     PORTFOLIO  HOLDINGS   DISCLOSURE.   The  Trust  has  adopted  policies  and
procedures   that  govern  the  timing  and   circumstances   of  disclosure  to
shareholders and third parties of information regarding the portfolio investments held by the Fund. The policies and procedures are intended to prevent unauthorized disclosure of Fund portfolio holdings information and have been approved by the Board. The policies permit disclosure of non-public portfolio holdings information to selected parties only when the such party has a legitimate business purpose and a duty of confidentiality by agreement or by law. The Trust and/or the Adviser will seek to monitor a recipient's use of non-public portfolio holdings information provided under these agreements and, when appropriate, use their best efforts to enforce the terms of such agreements. Such parties include the Trust's service providers (e.g., the Fund's Investment Adviser, custodian, fund accountants and independent accountants, legal counsel, proxy voting services and pricing services), who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality by agreement or by law, including a duty to not trade on the non-public information. The Adviser and fund accountants have access to each Fund's complete portfolio holdings on a daily basis. The custodian, legal counsel and pricing services may receive confirmation of portfolio activity within one business day of a trade. The Trust may provide its independent accountants complete year-end portfolio holdings within one week of the Trust's year-end. Proxy voting services may receive information as needed to vote proxies of the Funds. In addition, the Trust may disclose portfolio holdings information on a monthly or quarterly basis to several rating and ranking organizations on the condition that such information will be used only in connection with developing a rating, ranking or research product for the Funds. The Trust may provide its complete month-end portfolio holdings to Morningstar and Lipper within fifteen days of month-end, and the Trust may provide its complete quarter-end portfolio holdings to Standard and Poor's and Thomson Financial within fifteen days of quarter-end.

     The Trust's policy provides a process for approving the addition of a new service provider or rating, ranking and research organization as an authorized recipient of the Trust's non-public portfolio holdings. The Trust may determine to add a recipient under the policy only if it is determined by the Trust's Chief Executive Officer, Chief Financial Officer or Chief Compliance Officer that the standards under the Trust's policy have been met prior to such disclosure. According to Trust policy, no disclosure of portfolio holdings is made unless it is determined that such disclosure is in the best interests of the Trust and any applicable Fund, and there are no conflicts of interest that would prevent such disclosure.

     It is a violation of the Amended and Restated Code of Ethics of the Trust and the Adviser for any covered person to release non-public information concerning the Trust portfolio holdings to any party other except in the normal course of his or her duties on behalf of the Trust.

     Disclosure of each Fund's complete portfolio holdings is required to be made within sixty days of the end of each fiscal quarter: (i) in the Annual Report and Semi-Annual Report to shareholders; and (ii) in the quarterly holdings reports filed on Form N-Q. These reports are available, free of charge, on the SEC's Electronic Data Gathering and Retrieval ("EDGAR") database on its website at http://www.sec.gov.

     In no event does the Trust or the Adviser receive any direct or indirect compensation or other consideration from any third party in connection with the disclosure of information concerning a Fund's portfolio holdings. The Trust's Chief Compliance Officer will report any material violations of these policies to the Board at its next regularly scheduled meeting.

     PROXY VOTING POLICIES. The Trust is required to disclose information concerning each Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser responsibility for decisions regarding proxy voting for securities held by the applicable Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling API Trust at (800) 544-6060 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

     As of August 31, 2005, no persons owned of record or beneficially 5% or more of the shares of any of the Growth Fund, Income Fund, or Value Fund.

     As of August 31, 2005, the Trustees and officers of the Trust as a group owned of record or beneficially 1.24% or more of the shares of the Growth Fund, 2.00% of the Capital Income Fund, 0.19% of the Income Fund, 3.99% of the Multiple Index, and 1.81% of the Value Fund.

                    INVESTMENT ADVISER AND ADVISORY AGREEMENT

     The Adviser provides investment advisory and administrative services for the Funds pursuant to Investment Advisory and Administrative Services Agreements

("Advisory Agreements") with the Trust. The Adviser is controlled, as a result of stock ownership, by David D. Basten. Mr. Basten is a Trustee and officer of the Trust.

     Each Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of each Fund, obtain and evaluate pertinent economic data relative to the investment policies of each Fund, place orders for the purchase and sale of securities on behalf of each Fund, and report to the Board periodically to enable them to determine that the investment policies of each Fund and all other provisions of its Advisory Agreement are being properly observed and implemented. Under the terms of each Advisory Agreement, the Adviser is further obligated to cover basic administrative and operating expenses including, but not limited to, office space and equipment, executive and clerical personnel, telephone and communications services and to furnish supplies, stationery and postage relating to the Adviser's obligations under the Advisory Agreement.

     Each Advisory Agreement provides that it will remain in effect and may be renewed from year to year with respect to each Fund, provided that such renewal is specifically approved at least annually by the vote of a majority of the outstanding voting securities of that Fund, or by the Board, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (by vote cast in person at a meeting called for that purpose). Any approval of the Advisory Agreement or the renewal thereof with respect to a Fund shall be effective to continue the Advisory Agreement with respect to that Fund notwithstanding that (a) the Advisory Agreement or the renewal thereof has not been approved by any other Fund or (b) the Advisory Agreement or renewal has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

     Each Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Agreement may be terminated as to a Fund, without penalty, by the Board or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act). Under the Advisory Agreements, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00%, 0.60%, 0.70%, 0.90% and 0.40% for the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund and Income Fund, respectively.

     Pursuant to the terms of each Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under each Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

     During the fiscal years ended May 31, 2005, 2004 and 2003, the Growth Fund paid to the Adviser advisory fees in the amounts of $478,093, $463,516 and $350,206, respectively, and the Adviser waived, pursuant to the above-referenced procedure to reduce fees, a portion of its fees during those fiscal years in the amounts of $29,228, $16,307 and $16,287, respectively. During the fiscal years ended May 31, 2005, 2004 and 2003, the Capital Income Fund paid to the Adviser advisory fees in the amount of $119,233, $93,913 and $48,619, respectively, and the Adviser waived $949, 1,807 and $11,050, respectively, of its fees. During the fiscal years ended May 31, 2005, 2004 and 2003, the Multiple Index Fund paid to the Adviser advisory fees in the amount of $147,806, $67,256 and $15,402, respectively, and the Adviser waived $26,231, $64,180 and $67,161, respectively, of its fees. For the fiscal years ended May 31, 2005, 2004 and 2003, the Value Fund paid to the Adviser advisory fees in the amount of $253,059, $186,569 and $81,933, respectively, and the Adviser waived $9,134, $21,311 and $37,347, respectively, of its fees. For the fiscal year ended May 31, 2005, the Income Fund paid to the Adviser advisory fees in the amount of %28,089, and the Adviser waived $33,572 of its fees. During the fiscal years ended May 31, 2004 and 2003, the Adviser waived all advisory fees for the Income Fund in the amounts of $58,176 and $52, 296, respectively.

     In addition to the advisory fees, the Trust and the Funds are obligated to pay certain expenses that are not assumed by the Adviser or the Distributor. These expenses include, among others, securities registration fees, compensation for non-interested Trustees, interest expense, taxes, brokerage fees, commissions and sales loads, custodian charges, accounting fees, transfer agency fees, certain distribution expenses pursuant to a plan of distribution adopted in the manner prescribed under Rule 12b-1 under the 1940 Act, if any, legal expenses, insurance expenses, association membership dues and the expense of reports to the shareholders, shareholders' meetings and proxy solicitations. The Trust and the Funds are also liable for nonrecurring expenses as may arise, including litigation to which the Trust or a Fund may be a party.

               ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

     Messrs. David D. Basten and David M. Basten serve as the portfolio managers to the Funds. Mr. David D. Basten has been the lead portfolio manager since commencement of each Fund's operations. Mr. David M. Basten has served as portfolio manager since 2005. The table below provides information as of July 15, 2005 regarding other accounts for which Messrs. Basten have day-to-day management responsibilities.


---------------------------------------------------------------------------------------------------------------
                   Type of Account        Number of Accounts     Total Assets      Number of Accounts and
                                             Managed              Managed         Assets for Which Advisory
                                                                                   Fee is Performance Based
             --------------------------------------------------------------------------------------------------

David D.      Registered Investment            0                    0                         0
 Basten       Companies
             --------------------------------------------------------------------------------------------------
              Other Pooled Investment          0                    0                         0
              Vehicles
             --------------------------------------------------------------------------------------------------
              Other Accounts                   5                $7,912,976                    0
             --------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                   Type of Account        Number of Accounts     Total Assets      Number of Accounts and
                                             Managed              Managed         Assets for Which Advisory
                                                                                   Fee is Performance Based
             --------------------------------------------------------------------------------------------------

David M.      Registered Investment            0                    0                         0
 Basten       Companies
             --------------------------------------------------------------------------------------------------
              Other Pooled Investment          0                    0                         0
              Vehicles
             --------------------------------------------------------------------------------------------------
              Other Accounts                   1               $421,272                       0
             --------------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST

     Messrs. Basten manage the Adviser's defined benefit plan. All assets of this plan are invested in the Funds. Mr. David D. Basten also manages certain personal and family accounts for which he receives no compensation for his services in such capacity. Mr. David D. Basten is subject to the Adviser's Code of Ethics, which seeks to address potential conflicts of interest that may arise in connection with management by him of any personal or family accounts.

COMPENSATION

     Mr. David D. Basten is a Portfolio Manager, the President and a Director of the Adviser. Mr. David M. Basten is a Portfolio Manager of the Adviser. Messrs. Basten each have an ownership interest in the Adviser and, therefore, receive a portion of its profits. Messrs. Basten are each also paid a fixed base salary and are eligible to receive employee benefits, including, but not limited to, health care and other insurance benefits and participation in the Adviser's qualified retirement plan.

OWNERSHIP OF SECURITIES BY PORTFOLIO MANAGERS

     The table below provides information as of July 15, 2005 of the value, within the indicated range, of shares of beneficially owned by the portfolio managers in each Fund.


--------------------------------------------------------------------------------
                         Capital Income  Multiple Index
           Growth Fund       Fund           Fund        Income Fund  Value Fund
--------------------------------------------------------------------------------

David D.   $500,001-      $100,001-       $500,001-     $1-10,000    $500,001-
Basten(1)  1,000,000       500,000        1,000,000                   1,000,000

--------------------------------------------------------------------------------
David M.   $100,001-     $100,001-       $500,001-          0        $100,001-
Basten(1)   500,000      500,000         1,000,000                   500,000
--------------------------------------------------------------------------------

-----------------------------
1. Messrs. Basten are among the beneficiaries of certain family trusts which hold shares of the Funds. The ranges above include the total holdings of each such Trust.

                            OTHER SERVICE PROVIDERS

     CUSTODIAN. Pursuant to a Custodian Agreement with the Trust, Custodial Trust Company (the "Custodian") 101 Carnegie Center, Princeton, New Jersey 08540-6231, acts as the custodian of each Fund's securities and cash.

     ACCOUNTING SERVICES. Pursuant to an Accounting and Pricing Services Agreement (the "Accounting Agreement"), Yorktown Management & Research Company, Inc. ("Yorktown") acts as the accounting services agent of the Funds. As the accounting services agent of the Funds, Yorktown maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Funds' business.

     TRANSFER AGENT. Pursuant to a Transfer Agent Agreement with the Trust, Unified Fund Services, Inc. (the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. The Transfer Agent is located at 431 N. Pennsylvania Street, Indianapolis, Indiana 46204. The Transfer Agent provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. The Transfer Agent is responsible for processing orders and payments for share purchases. The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

     DISTRIBUTOR. Unified Financial Securities, Inc., located at 431 N. Pennsylvania Street, Indianapolis, Indiana 42604, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Funds' shares is continuous. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class C, Advisor Class and Class D shares as described in the applicable prospectuses and this SAI. In addition, the Distributor may receive Rule 12b-1 Distribution and Service Fees from the Funds, as described in the prospectuses and this SAI.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trust's Independent registered public accounting firm, Tait, Weller & Baker, audits the Funds' annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Funds' tax returns. Tait, Weller & Baker, is located at 1818 Market Street, Philadelphia, PA 19103.

                          DISTRIBUTION OF FUND SHARES

     The Distributor acts as distributor of shares of the Funds under the Distribution Agreement, which requires the Distributor to use its best efforts to sell shares of the Funds. Shares of the Funds are offered continuously.

     As distributor of Fund shares, the Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of the Funds' shares or the servicing and maintenance of shareholder accounts, including compensation to employees of the Distributor; compensation to and expenses, including overhead and telephone and other communication expenses, of the Distributor and selected dealers who engage in or support the distribution of shares or who service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; the costs of preparing, printing and distributing sales literature and advertising materials; and internal costs incurred by the Distributor and allocated by the Distributor to its efforts to distribute shares of the funds, such as office rent, employee salaries, employee bonuses and other overhead expenses.

     The Distributor also may pay certain banks, fiduciaries, custodians for public funds, investment advisers and broker-dealers a fee for administrative services in connection with the distribution of Fund shares. Such fees would be based on the average net asset value represented by shares of the administrators' customers invested in a Fund. This fee is in addition to any commissions these entities may receive from the Distributor out of the fees it receives pursuant to a distribution plan, and, if paid, will be reimbursed by the Adviser and not a Fund.

     PLAN OF DISTRIBUTION. The Board has adopted a Distribution and Service Plan for the Fund's Class C and Class D shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class, provided that the categories of expenses are approved in advance by the Board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. Each Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each Fund is computed on an annualized basis reflecting the average daily net assets of a class. Class C shares of the Growth Fund, Capital Income Fund, Income Fund and Multiple Index Fund pay a maximum distribution and service fee of 1.00% of the applicable Fund's Class C shares' average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees payable under Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a maximum distribution and service fee of 0.90% of Value Fund Class C Shares' average daily net assets. Of this amount, 0.65% represents distribution 12b-1 fees payable under Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a maximum distribution and service fee of 0.50% of Income Fund Class D Shares' average daily net assets. Of this amount, 0.25% represents distribution 12b-1 fees payable under Class C shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees.

     Payments for distribution expenses under the 12b-1 Plans are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

     Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the applicable Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers.

     In approving these Plans, the Board considered all relevant factors, including that as the size of each Fund increases, each Fund should experience economies of scale and greater investment flexibility. The Board also considered the compensation to be received by the Distributor under the Plans and the benefits that would accrue to the Adviser as a result of the Plans in that the Adviser receives advisory fees that are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

     The Trust's Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of a Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of a Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

     As long as the 12b-1 Plan is in effect, the nomination of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

     During the period it is in effect, the 12b-1 Plan obligates the Funds to pay fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed its fees, the Funds will not be obligated to pay more than those fees and, if the Distributor's expenses are less than such fees, it will retain the full fee and realize a profit.

     For the fiscal year ended May 31, 2005, the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund and Income Fund paid to the Distributor aggregate distribution fees of $493,364, $116,670, $54,673, $254,248 and
$29,294, respectively. For the same period, the Distributor estimates that the following distribution related expenses were incurred on behalf of or allocable to each Fund:

                                                    MULTIPLE
                                       CAPITAL       INDEX
                             GROWTH    INCOME                  VALUE    INCOME
                              FUND      FUND         FUND       FUND     FUND
                              ----      ----         ----       ----     ----
(a) Brokers'
    Commissions              $503,142  $137,477    $147,867   $297,437  $80,509

(b) Printing of
    Prospectuses and
    Statements of
    Additional Information   $2,783    $954        $1,030     $1,212    $611

(c) Allocated Costs          $3,000    $3,000      $3,000     $3,000    $3,000
                            ----------------------------------------------------

               Total         $508,925  $141,431    $151,897   $301,649  $84,120


     "Allocated   costs"  include  various   internal  costs  allocated  by  the
Distributor to its distribution efforts. These internal costs encompass office rent and other overhead expenses of the Distributor.

     In addition to payments under the 12b-1 Plans, the Distributor receives any deferred sales charges payable with respect to redemptions of shares of the Funds. For the fiscal years ended May 31, 2005, 2004 and 2003, respectively, the Distributor collected deferred sales charges in the amount of $17,291, $9,563 and $8,060 with respect to the Growth Fund, $24,174, $9,960 and $3,633 with respect to the Capital Income Fund, $20,981, $11,283 and $7,329 with respect to the Multiple Index Fund, $24,194, $11,464 and $15,743 with respect to the Income Fund, and $20,381, $13,271 and $7,876 with respect to the Value Fund.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board, the Adviser is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In effecting portfolio transactions, the Adviser seeks to obtain the best net results for each Fund. This determination involves a number of considerations, including the economic effect on the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

     Under  the 1940  Act,  a mutual  fund  must  sell its  shares  at the price
(including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. Currently, an open-end fund is permitted to impose a front-end sales load of up to 8.5% of the public offering price, provided it does not also impose an asset-based sales charge. The Adviser takes into account the amount of the applicable sales load, if any, when it is considering whether or not to purchase shares of an underlying fund. The Adviser anticipates investing substantially all of the assets of the Growth Fund, Capital Income Fund and Multiple Index Fund in funds that impose no front-end sales load or impose a front-end sales load on the Fund of no more than 1%, in the case of the Multiple Index Fund, and 3%, in the case of the Growth Fund and Capital Income Fund, of the public offering price. The Adviser, to the extent possible, seeks to reduce the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

     A factor in the selection of brokers to execute the Funds' portfolio transactions is the receipt of research, analysis, advice and similar services. To the extent that research services of value are provided by brokers with or through whom the Adviser places the Funds' portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Adviser in advising other Funds, and, conversely, research services furnished to the Adviser by brokers in connection with other Funds the Adviser advises may be used by the Adviser in advising a Fund. Research and other services provided by brokers to the Adviser or the Funds is in addition to, and not in lieu of, services required to be performed by the Adviser under its Advisory Agreement. For the fiscal year ended May 31, 2005, the Adviser directed $6,351,511, $22,140,863, $ 5,945,789, $5,783,890 and $2,499,620 in portfolio transactions on behalf of the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund and Income Fund, respectively, to brokers chosen because they provided research services, for which the Growth Fund, Capital Income Fund, Multiple Index Fund, Value Fund and Income Fund paid $16,014, $38,350, $11,440, $14,354 and $1,620, respectively, in commissions.

     The Funds reserve the right to pay brokerage commissions to brokers affiliated with the Trust or with affiliated persons of such persons. Any such commissions will comply with applicable securities laws and regulations. In no instance, however, will portfolio securities be purchased from or sold to the Adviser or any other affiliated person. Since the Funds' inception, no brokerage commissions have been paid to such affiliated persons.

     The Trust expects that purchases and sales of money market instruments will usually be principal transactions, and purchases and sales of other debt securities may be principal transactions. Thus, the Funds will normally not pay brokerage commissions in connection with those transactions. Money market instruments are generally purchased directly from the issuer, an underwriter or market maker for the securities and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

     Investment decisions for each Fund are made independently of each other in light of differing considerations. However, the same investment decision may occasionally be made for more than one Fund. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Funds as to amount according to a formula deemed equitable to the Funds. While in some cases this practice could have a detrimental effect upon the price or quantity of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to a Fund.

     The policy of the Trust with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

     During the fiscal years ended May 31, 2005, 2004, and 2003, the Funds paid the following amounts in brokerage commissions:

                                         FISCAL YEAR ENDED
                                         -----------------

                               5/31/05       5/31/04       5/31/03
                               -------       -------       -------

       GROWTH FUND             $20,034       $60,308       $103,338

       CAPITAL INCOME FUND     $42,692       $66,052       $ 48,084

       MULTIPLE INDEX FUND     $16,715       $52,508        $ 6,037

       VALUE FUND              $50,584      $165,142       $163,861

       INCOME FUND              $9,694       $18,016        $ 6,566

     The portfolio turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

                          CAPITAL STOCK AND DIVIDENDS

     The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series and separate classes. Shares of each Fund, when issued, are fully paid, non-assessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and non-cumulative voting rights. The shares of each series of the Trust will be voted separately except when an aggregate vote of all series is required by the 1940 Act.

     Each series or class shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the prospectuses, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Advisor, Class C and Class D shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, holders of Class C and Class D shares will bear the expenses of the Distribution 12b-1 Plan applicable to the respective class. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

     Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Funds do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent.

     Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

     A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, transactions made as a result of the Automatic Investment Plan.

     RULE 18f-3 PLAN. The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of a Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the prospectus, shares of a particular class of a Fund may be exchanged for shares of the same class of another Fund. At present, each Fund offers Class C shares, which have no front-end sales charge, a deferred sales charge of 1.00% if shares are redeemed within one (1) year after purchase, and a distribution and service (i.e., 12b-1) fee. Each Fund also offers Advisor Class shares, which have no front-end sales charge, distribution (i.e., 12b-1) fee or deferred sales charges. Advisor Class shares are only available to certain investors. The Capital Income Fund also offers the Class D shares for purchase only by investors in Capital Income Fund on July 1, 2004 who continue to own shares of the Fund, which have no front-end sales charge, a deferred sales charge of 1.00% if shares are redeemed within one
(1) year after purchase, and a distribution and service (i.e., 12b-1) fee. Each class of shares is substantially the same as they both represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses.

                             PRICING AND ADDITIONAL
                       PURCHASE AND EXCHANGE INFORMATION

DETERMINING NET ASSET VALUE

     Each Fund determines its net asset value per share ("NAV") as of the close of regular trading (generally, 4:00 p.m., eastern time) on the NYSE on each business day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     NAV is computed by adding the total value of a Fund's investments and other assets (including dividends accrued but not yet collected) attributable to a Fund's Advisor, Class C or Class D shares, subtracting any liabilities (including accrued expenses) attributable to a Fund's Advisor, Class C or Class D shares, and then dividing by the total number of the applicable class's shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

     Foreign security prices are expressed in their local currency and translated into U.S. dollars at current exchange rates. Any changes in the value of forward contracts due to exchange rate fluctuations are included in the determination of net asset value. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. When events materially affecting the value of such securities or exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

     For more information on calculation of NAV, see "Determining Net Asset Value" in the Trust's prospectus.

PURCHASE AND EXCHANGE OF SHARES

     When shares of a Fund are initially purchased, an account is automatically established for the shareholder. Any shares of that Fund subsequently purchased or received as a distribution are credited directly to the shareholder's account. No share certificates are issued. Shareholders will receive at least 60 days notice of any termination or material modification of the exchange privilege described in the applicable prospectus, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sale of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

TELEPHONE TRANSACTIONS

     Shareholders may initiate three types of transactions by telephone: telephone exchanges; telephone redemptions by wire; and telephone redemptions by check. Once a telephone transaction request has been placed, it cannot be revoked. The telephone redemptions by wire privilege must be elected by you when you fill out your initial application or you may select that option later by completing the appropriate form(s) that is available from Shareholder Services. The telephone exchange privilege and telephone redemptions by check privilege are available to shareholders of the funds automatically, unless declined in the application or in writing.

     The Funds will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on an account application and recording the telephone conversation. A shareholder will bear the risk of loss due to unauthorized or fraudulent instructions regarding his or her account, although the Funds may be liable if reasonable procedures are not employed.

UNDELIVERABLE MAIL

     If the U.S. Postal Service cannot deliver a check representing the payment of a distribution to a shareholder, or if any such check remains uncashed for six months, the check(s) will be reinvested in shares of the distributing fund at their then-current net asset value per share and all future distributions to that shareholder will be reinvested in fund shares.

                                    TAXATION

TAXATION OF THE FUNDS - GENERAL

     Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC. By doing so, it will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), including distributions thereof it receives from an underlying fund, that it distributes to its shareholders.

     To continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer ("Diversification Requirements").

     If a Fund failed to qualify for  treatment  as a RIC for any taxable  year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except, for individual shareholders, the part thereof that is "qualified dividend income," which would be taxable at the rate for net capital gain -- a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF INVESTMENTS IN UNDERLYING FUNDS

     The Funds invest, and intend to continue to invest, only in underlying funds that intend to qualify for treatment as RICs. If an underlying fund failed to qualify for that treatment, it would be subject to federal income tax on its income and gains and might adversely affect the Fund's ability to satisfy the Diversification Requirements and thereby its ability to qualify as a RIC. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC.

     A Fund's redemption of shares it holds in an underlying fund will result in taxable gain or loss to the Fund, depending on whether the redemption proceeds are more or less than its adjusted basis in the redeemed shares (which normally includes any sales charge paid on them); an exchange of an underlying fund's shares for shares of another underlying fund normally will have similar tax consequences. However, if a Fund disposes of an underlying fund's shares ("original shares") within 90 days after its purchase thereof and subsequently reacquires shares of that underlying fund or acquires shares of another underlying fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis in the replacement shares that were subsequently acquired. In addition, if a Fund purchases shares of an underlying fund within thirty days before or after redeeming other shares of that fund at a loss, all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares ("wash sale rule").

TAXATION OF SHAREHOLDERS

     Dividends and other distributions a Fund declares in December generally are taxable to its shareholders as though received on December 31 if paid to them during the following January. Accordingly, those distributions will be taxed to the shareholders for the taxable year in which that December 31 falls.

     As noted in the prospectuses, certain dividends from a Fund's investment company taxable income (I.E., "qualified dividend income"), whether paid in cash or reinvested in additional Fund shares, are taxed to individual shareholders at the 15% maximum rate applicable to net capital gain, and a portion of those dividends also may be eligible for the dividends-received deduction allowed to corporations. It is not anticipated that any part of the distributions by the Income Fund (which invests exclusively in debt securities and thus receives no dividend income) will be eligible for that rate or that deduction.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. If a shareholder purchases Fund shares within thirty days before or after redeeming other shares of that Fund at a loss, the wash sale rule will apply. If shares are purchased shortly before the record date for any dividend or capital gain distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Each Fund is required to withhold 28% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

     QUALIFIED RETIREMENT PLANS. An investment in Fund shares may be appropriate for individual retirement accounts (including "Roth IRAs"), tax-deferred annuity plans under section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), self-employed individual retirement plans (commonly referred to as "Keogh plans"), simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans (including section 401(k) plans). Dividends and capital gain distributions received on Fund shares held by any of these accounts or plans are automatically reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with the Distributor and the employer.

TAXATION OF PARTICULAR INVESTMENTS

     ZERO COUPON AND  PAYMENT-IN-KIND  SECURITIES  (UNDERLYING  FUNDS AND INCOME
FUND). An underlying fund may acquire zero coupon securities or other securities issued with original issue discount ("OID"), such as "stripped" U.S. Treasury securities. As a holder of those securities, an underlying fund annually must include in its income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, it must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each underlying fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from its cash assets or from the proceeds of sales of portfolio securities, if necessary. It may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. The Income Fund also may invest in zero coupon and payment-in-kind securities, with the same consequences.

     FOREIGN INCOME AND GAINS (UNDERLYING FUNDS AND VALUE FUND). Dividends and interest an underlying fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     Underlying funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an underlying fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders (including a Fund). The balance of the PFIC income will be included in the underlying fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals' "qualified dividend income" mentioned above.

     If an underlying fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the underlying fund will be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the underlying fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.

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

     An underlying fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the underlying fund's adjusted basis therein as of the end of that year. Pursuant to the election, an underlying fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the underlying fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). An underlying fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 (see below) and 988, special provisions determine the character and timing of any income, gain or loss.

     The Value Fund also may invest in foreign securities, with the consequences described above.

     HEDGING STRATEGIES (UNDERLYING FUNDS AND VALUE FUND). The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses an underlying fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts an underlying fund derives with respect to its business of investing in securities or those currencies, will be treated as qualifying income under the Income Requirement.

     Certain futures, foreign currency contracts and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) in which the underlying funds may invest will be "section 1256 contracts." Section 1256 contracts an underlying fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the underlying fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which an underlying fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If an underlying fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions are not entirely clear.

     If an underlying fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract an underlying fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by an underlying fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the underlying fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     The Value Fund also may engage in hedging strategies, with the consequences described above.

                               OTHER INFORMATION

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that no shareholder as such shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, omissions, obligations or affairs of the Trust. It also states that every written obligation, contract, instrument, certificate, share, other security of the Trust or undertaking made or issued by the Trustees may recite, in substance, that the same is executed or made by them not individually, but as Trustees under the Declaration of Trust, and that the obligations of the Trust under any such instrument are not binding upon any of the Trust's Trustees or shareholders individually, but bind only the Trust estate, and may contain any further recital which they or he may deem applicable, but the omission of such recital shall not operate to bind the Trustees or shareholders individually.

     The Declaration of Trust further provides that the Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

     The prospectuses relating to the Funds and this SAI do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained in the prospectuses and this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                    FINANCIAL STATEMENTS

     The annual report to shareholders of the Funds for the year ended May 31, 2005, which includes the financial statements and financial highlights (as filed with the SEC on August 8, 2005 (Accession Number 0000898432-05-000639)), is hereby incorporated by reference.

                                   APPENDIX A

                        AMERICAN PENSION INVESTORS TRUST
                      PROXY VOTING POLICIES AND PROCEDURES

     American Pension Investors Trust (the "Trust") has adopted the following policies and procedures to determine how to vote proxies relating to portfolio securities held by each series of the Trust (each, a "Portfolio").

1. DELEGATION. The Board of Trustees of the Trust (the "Board") has delegated to the Portfolios' investment adviser ("Adviser") the responsibility for voting proxies relating to portfolio securities held by a Portfolio as a part of the investment advisory services provided by the Adviser. All such proxy voting responsibilities shall be subject to the Board's continuing oversight. Notwithstanding this delegation of responsibilities, each Portfolio retains the right to vote proxies relating to its portfolio securities as it may deem appropriate.

2. FIDUCIARY DUTY. The Adviser is a fiduciary to each Portfolio and must vote proxies in a manner consistent with the best interests of the Portfolio and its shareholders. Every reasonable effort should be made to vote proxies. However, the Adviser is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Portfolio and its shareholders.

3. PROXY VOTING SERVICES. The Adviser may engage an independent proxy voting service to assist in the voting of proxies. Such service would be responsible for coordinating with the Trust's custodian to ensure that all applicable proxy materials received by the custodian are processed in a timely fashion.

4. CONFLICTS OF INTEREST. The proxy voting guidelines of the Adviser shall address the procedures it would follow with respect to conflicts of interest.

5. REPORTS. The Adviser shall provide a quarterly report to the Board regarding its records of each proxy voted by that the Adviser during the quarter, including any conflicts of interest information required by Section 4. Such report shall include the information required by Form N-PX for each proxy voted. In addition, the Adviser shall provide a quarterly report to the Board detailing the proxies, if any, that were not voted during the period and the reasons for such non-votes.

6. REVIEW OF POLICIES AND PROCEDURES. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. Any such material change shall not apply to proxies voted for a Portfolio unless and until such change is approved by the Board.

7. ROLE OF THE BOARD. The Board shall oversee the proxy voting process and periodically review the Trust's proxy voting policies and procedures. The Board shall be assisted in this process by their independent legal counsel and the Adviser.

Dated: July 10, 2003

                  YORKTOWN MANAGEMENT & RESEARCH COMPANY INC.

                      PROXY VOTING POLICIES AND PROCEDURES

     Yorktown Management & Research Company, Inc. ("Yorktown") has adopted the following guidelines (the "Guidelines") pursuant to which Yorktown, in the absence of special circumstances, generally shall vote proxies. These Guidelines are reasonably designed to ensure that proxies are voted in the best interest of shareholders of American Pension Investors Trust (the "Trust"), in accordance with its fiduciary duties and applicable regulations.

I.    DUTY TO VOTE PROXIES

     Proxies are an asset of the Trust, which should be treated by Yorktown with the same care, diligence and loyalty as any asset belonging to the Trust. As such, Yorktown views seriously its responsibility to exercise voting authority over securities that are owned by the Trust. The following Guidelines should be observed with respect to proxies. These Guidelines also address special provisions for conflicts of interests that may arise in connection with voting Trust proxies.

      A. The Trust has delegated the power to vote proxies to Yorktown. Every reasonable effort should be made to vote proxies. It is the policy of Yorktown to review each proxy statement on an individual basis and to vote exclusively in the best interests of shareholders of the Trust.

      B. To document that proxies are being voted, Yorktown should keep a record reflecting (i) when each proxy is first received, (ii) when each proxy is voted, and (iii) how that proxy is voted. Yorktown shall keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and other applicable regulations. In each instance in which a proxy is not voted for any reason (such as the late receipt of the proxy, incorrect instructions as to how to vote the proxy, or for some other reason), a written explanation should be prepared stating the reasons why the proxy was not voted. Yorktown shall make its proxy voting history and these Guidelines available to clients upon request. A proxy voting history or these Guidelines (or a description of the Guidelines) shall be sent to a client within three business days of such a request.

      C. Although the Trust does not retain the right to vote any securities that it may have on loan, the Trust may terminate the loan and regain the right to vote such securities if the vote was considered important.

II.   GUIDELINES FOR VOTING PROXIES

     Yorktown generally will vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination should be made whether to support or oppose management's position. Yorktown believes that the recommendation of management should be given substantial weight, but Yorktown will not support management proposals that may be detrimental to the underlying value of the Trust's positions.

     Yorktown is responsible for administering and overseeing the proxy voting process. On occasion, Yorktown may vote a proxy otherwise than suggested by the Guidelines, but departures from the Guidelines are expected to be rare, and Yorktown will maintain a record supporting such a vote.

      A.   GENERAL GUIDELINES

     NON-MUTUAL FUND PROXIES. All proxies other than mutual fund proxies, are voted in what is believed to be best interests of Trust shareholders and not necessarily always with management. While each situation is considered individually, matters are normally are voted based on the recommendation of the issuer's management. Matters that could meaningfully impact the position of Trust shareholders are given special consideration and voted in a manner that is believed to support the interests of such shareholders.

     MUTUAL FUND PROXIES. The Trust's series may invest in the securities of other investment companies to the extent permitted under Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended ("1940 Act"). In accordance with
Section 12(d)(1)(E) of the 1940 Act, proxies of mutual funds owned by the Trust's series will be voted in the same proportion as the vote of all other shareholders of such mutual fund.

      B.   VOTING PROCESS

     Proxies generally are received and voted  electronically by Yorktown.  With
respect  to  each  matter  voted  upon,   Yorktown  will  record  the  following
information for the Trust:

     o     The name of the issuer of the portfolio security;
     o     The exchange ticker symbol of the portfolio security;
     o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
     o     The shareholder meeting date;
     o     A brief identification of the matter voted on;
     o Whether the matter was proposed by the issuer or by a security holder;
     o     Whether the Portfolio cast its vote on the matter;
     o How the Portfolio cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
     o     Whether the Portfolio cast its vote for or against management.

     Such records will be kept on behalf of the Trust for a period of not less than a rolling twelve-month period beginning July 1, 2003. After votes are cast, Yorktown will perform a review to ensure that all proxies received, and for which a voting obligation exists, have been voted.

III.  CONFLICTS OF INTERESTS

     Each proxy is reviewed by Yorktown to assess the extent to which there may be a material conflict of interest between Yorktown and the Trust. In addition, Yorktown will assess to the extent there may be a conflict between Trust shareholders' interests and the interests of Yorktown or the Trust's principal underwriter. With respect to such conflicts of interest for a Trust series, David D. Basten shall determine the appropriate proxy vote. Examples of a material conflict of interest may be:

     o If a proposal may harm a Trust series financially while enhancing the financial or business prospects of Yorktown. Likewise, if a proposal may harm the financial or business prospects of Yorktown while enhancing a Trust series' financial position.

     All proxy votes determined by the procedures shall be reported to the Trust's Board of Trustees (the "Board") at the next quarterly meeting.

IV.   RECORDKEEPING AND REPORTING

     Yorktown  is  required to  maintain  records of proxies  voted  pursuant to
Section 204(2) of the Advisers Act and Rule 204-2(c) thereunder. Yorktown will maintain and make available to clients and shareholders of the Trust for review a copy of its Guidelines, proxy statements received regarding client securities, a record of each vote cast, and each written client request for proxy voting records and Yorktown's response to any client request for such records. In addition, Yorktown will maintain appropriate proxy voting records for the Trust in compliance with applicable regulations under the Investment Company Act of 1940, as amended. Yorktown shall provide quarterly reports to the Board reflecting proxy votes for the Trust during the period covered in the report.

     Proxy voting books and records are maintained by Yorktown for five years, the first two in an easily accessible place.

Dated:  July 10, 2003

                                   APPENDIX B
                        DESCRIPTION OF COMMERCIAL PAPER
                                AND BOND RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

     Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S LONG-TERM DEBT RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca are present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rateClass D of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates amid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI. The rating CI is reserved for income bonds on which no interest is being paid.

     D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are in jeopardy.

                                   APPENDIX C

                               HEDGING STRATEGIES

GENERAL DESCRIPTION OF HEDGING STRATEGIES

     The Adviser may engage in a variety of strategies ("Hedging Strategies") involving the use of certain financial instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the portfolio of the Value Fund. The Adviser may also hedge currency risks associated with these Funds' investments in foreign securities through the use of forwarding foreign currency contracts. An underlying fund may also engage in Hedging Strategies.

     Hedging Strategies are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Strategies on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging Strategies on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     The use of Hedging Strategies is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Funds' ability to use Hedging Strategies will be limited by tax considerations.

SPECIAL RISKS OF HEDGING STRATEGIES

     The use of Hedging Strategies involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow:

     (1) Successful use of most Hedging Strategies depends upon the Adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Strategy and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which hedging instruments are traded. The effectiveness of Hedging Strategies on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging Strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, Hedging Strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) A Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in hedging instruments involving obligations to third parties (i.e., hedging instruments other than purchased options). If the Fund were unable to close out its positions in such hedging instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the opposite party to the transaction to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

COVER FOR HEDGING STRATEGIES

     The Funds will not use Hedging Strategies for speculative purposes or for purposes of leverage, although an underlying fund may do so. Hedging Strategies, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for Hedging Strategies and will, if the guidelines so require, set aside cash or liquid, high-grade debt securities in a segregated account with their custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ACTIVITIES

     Each Fund, either directly or through an underlying fund, may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at anytime during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. Each Fund also is authorized to write covered call options, but has no intention of doing so during the current fiscal year.

     Each Fund, either directly or through an underlying fund, may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

     Each Fund, either directly or through an underlying fund, may also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

     A fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the funds will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the fund, there can be no assurance that the fund would be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or stock index, the fund may not sell the underlying security or invest any cash, U.S. Government securities or short-term debt securities used to cover the option during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

     In view of the risks involved in using the options strategies described above, each Fund that engages directly in options activities has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote:

     (1) a Fund will write only covered options and each such option will remain covered so long as the Fund is obligated under the option;

     (2) a Fund will not write call or put options having aggregate exercise prices greater than 25% of its net assets; and

     (3) a Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Funds, does not exceed 5% of the Fund's total assets.

     The Funds' activities in the option markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Funds also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

FUTURES CONTRACTS

     The Value Fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, may also do so. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio securities thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

     A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make variation margin deposits.

     As is the case with options, the Funds' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Funds also may save on commissions by using futures contracts as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

     In view of the risks involved in using the futures strategies that are described above, each of these Funds has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote.

            (1) a Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and related options and premiums paid for related options would exceed 5% of the Fund's total assets; and

            (2) futures contracts and related options will not be purchased if immediately thereafter more than 30% of the Fund's total assets would be so invested.

OPTIONS ON FUTURES CONTRACTS

     The Value Fund may purchase and write (sell) put and call options on futures contracts. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, also may do so. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

     Each Fund, either directly or indirectly through an underlying fund, also may purchase put options on interest rate and stock index futures contracts. As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

FORWARD AND FOREIGN CURRENCY CONTRACTS

     The Value Fund may use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, also may do so. The Funds will not speculate with forward currency contracts or foreign currency exchange rates.

     The Value Fund may enter into forward currency contracts with respect to specific transactions. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, also may do so. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

     The Value Fund also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. The Growth Fund, the Capital Income Fund and the Multiple Index Fund, through an underlying fund, may also do so. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract which value must be marked to market daily. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract requiring the Fund to sell a currency, the Value Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

     The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the

Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.